Share-Based Compensation (Details) - Schedule of fair value of option granted was estimated on the date of grant using the binominal option- pricing model - 2020 Plan [Member] - ¥ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation (Details) - Schedule of fair value of option granted was estimated on the date of grant using the binominal option- pricing model [Line Items]
Risk-free interest rate		1.80%
Volatility		37.34%
Dividend yield
Life of options (in years)	10 years	10 years
Fair value of underlying ordinary shares (in Yuan Renminbi per share)	¥ 34.47	¥ 41.51
Minimum [Member]
Share-Based Compensation (Details) - Schedule of fair value of option granted was estimated on the date of grant using the binominal option- pricing model [Line Items]
Risk-free interest rate	0.66%
Volatility	22.67%
Maximum [Member]
Share-Based Compensation (Details) - Schedule of fair value of option granted was estimated on the date of grant using the binominal option- pricing model [Line Items]
Risk-free interest rate	0.71%
Volatility	35.44%